Note 19 - Regulatory Matters	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

NOTE 19 - REGULATORY MATTERS

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure of the Bank to meet minimum capital requirements can initiate certain mandatory, and possible additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets. Management believes, as of December 31, 2014, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2014, the most recent notification of the regulators categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution’s category.

The following table summarizes the capital ratios and the regulatory minimum requirements for the Company and the Bank.

						To Be Well-
						Capitalized Under
			For Capital			Prompt Corrective
	Actual		Adequacy Purposes			Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio		Amount	Ratio
December 31, 2014
The Company
Total capital (to risk-weighted assets)	$59,168	17.43%	$27,152	8.00%	(1)	N/A	N/A
Tier 1 capital (to risk-weighted assets)	54,907	16.18	13,576	4.00	(1)	N/A	N/A
Tier 1 capital (to average assets)	54,907	11.98	18,331	4.00	(1)	N/A	N/A

The Bank
Total capital (to risk-weighted assets)	$51,750	15.49%	$26,733	8.00%		$33,417	10.00%
Tier 1 capital (to risk-weighted assets)	47,536	14.23	13,367	4.00		20,050	6.00
Tier 1 capital (to average assets)	47,536	10.61	17,921	4.00		22,402	5.00

December 31, 2013
The Company
Total capital (to risk-weighted assets)	$52,631	15.80%	$26,655	8.00%	(1)	N/A	N/A
Tier 1 capital (to risk-weighted assets)	48,441	14.54	13,328	4.00	(1)	N/A	N/A
Tier 1 capital (to average assets)	48,441	11.10	17,456	4.00	(1)	N/A	N/A

The Bank
Total capital (to risk-weighted assets)	$47,617	14.58%	$26,134	8.00%		$32,668	10.00%
Tier 1 capital (to risk-weighted assets)	43,508	13.32	13,067	4.00		19,601	6.00
Tier 1 capital (to average assets)	43,508	10.24	17,004	4.00		21,255	5.00

(1) Minimum requirements for bank holding companies with greater than $500 million in consolidated total assets (the Company is not currently subject to these requirements)